Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net income	$ 2,468	$ 2,717	$ 3,766
Items that may be reclassified to net income:
Foreign currency translation	654	(312)	(831)
Cash flow hedges	77	(36)	(35)
Available-for-sale securities	(5)	5	1
Equity accounted investments	11	(6)	(111)
Items that will not be reclassified to net income:
Share of revaluation surplus on equity accounted investments	58	13	161
Remeasurement of defined benefit obligations	(1)	0	0
Revaluation surplus	86	90	134
Total other comprehensive income (loss)	880	(246)	(681)
Total comprehensive income	3,348	2,471	3,085
Limited partners
Net income	136	660	1,064
Other comprehensive income (loss)	183	(112)	(143)
Comprehensive income attributable to Limited partners	319	548	921
General partner
Net income	0	0	1
Other comprehensive income (loss)	0	0	0
Comprehensive income attributable to General Partners	0	0	1
Redeemable/exchangeable and special limited partnership units
Net income	233	1,103	1,789
Other comprehensive income (loss)	312	(187)	(240)
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	545	916	1,549
Limited partnership units of Brookfield Office Properties Exchange LP
Net income	6	30	61
Other comprehensive income (loss)	8	(5)	(8)
Comprehensive income attributable to Limited partnership units of Brookfield Office Properties Exchange LP	14	25	53
Interests of others in operating subsidiaries and properties
Net income	2,093	924	851
Other comprehensive income (loss)	377	58	(290)
Comprehensive income attributable to Interests of others in operating subsidiaries and properties	$ 2,470	$ 982	$ 561